Restricted Bank Deposits and Short-term Bank Deposits	12 Months Ended
Dec. 31, 2018
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Restricted Bank Deposits and Short-term Bank Deposits
33	RESTRICTED BANK DEPOSITS AND SHORT-TERM BANK DEPOSITS

	2018	2017
	RMB million	RMB million
Restricted bank deposits	16	51